General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expenses [Line Items]
General and Administrative Expense	$ 4,440	$ 3,799	$ 3,078
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Stock-based compensation	1,201	809	871
Professional fees	896	622	683
Salaries and benefits	1,346	1,441	849
Rent and office-maintenance fees	308	269	303
Investor relations and business development expenses	464	460	248
Insurance and Other	225	198	124
General and Administrative Expense	$ 4,440	$ 3,799	$ 3,078